Nature and Continuance of Operations and Going Concern	3 Months Ended
Jun. 30, 2024
Nature And Continuance Of Operations And Going Concern [Abstract]
Nature and Continuance of Operations and Going Concern [Text Block]

1. Nature and Continuance of Operations and Going Concern

GreenPower Motor Company Inc. ("GreenPower" or the "Company") was incorporated in the Province of British Columbia on September 18, 2007. The Company is a manufacturer and distributor of purpose-built, all-electric, zero-emission medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The corporate office is located at Suite 240 - 209 Carrall St., Vancouver, Canada.

These consolidated condensed interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with our audited financial statements for the year ended March 31, 2024.

The Company’s continuing operations are dependent upon its ability to raise capital and generate cash flows. As at June 30, 2024, the Company had a cash balance of $528,281, working capital, defined as current assets less current liabilities, of $13,919,050 accumulated deficit of $(84,277,672) and shareholder’s equity of $8,600,047. These consolidated condensed interim financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The continuation of the Company as a going concern is dependent on future cash flows from operations including the successful sale and manufacture of electric vehicles to achieve a profitable level of operations and obtaining necessary financing to fund ongoing operations. The Company's ability to achieve its business objectives is subject to material uncertainty which casts substantial doubt upon the Company’s ability to continue as a going concern. Management plans to address this material uncertainty by selling vehicles in inventory, collecting accounts receivable, utilizing the Company’s operating line of credit and revolving term loan facility and by seeking potential new sources of financing.

These consolidated condensed interim financial statements were approved by the Company's Audit Committee, as delegated by the Board of Directors, on August 12, 2024.